Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current:
Federal	$ 351	$ (1,775)	$ (1,614)
State and local	0	0	0
Total Current Federal, State and Local Income Taxes	351	(1,775)	(1,614)
Deferred:
Federal	0	45,311	(5,810)
State and local	0	6,663	(855)
Total Deferred Federal, State and Local Income Taxes	0	51,974	(6,665)
Total expense (benefit)	$ 351	$ 50,199	$ (8,279)